Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000259889
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Aggressive Portfolio
Average Annual Return, Percent	8.22%
C000259888
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Conservative Portfolio
Average Annual Return, Percent	4.81%
C000259890
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Very Aggressive Portfolio
Average Annual Return, Percent	9.81%
C000000079
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Moderate Portfolio
Average Annual Return, Percent		14.46%	6.36%	8.21%
C000000080
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Balanced Portfolio
Average Annual Return, Percent		12.19%	4.71%	6.76%
C000000076
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Domestic Equity Portfolio
Average Annual Return, Percent		14.43%	8.63%	8.87%
C000050280
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Emerging Markets Equity Portfolio
Average Annual Return, Percent		34.19%	1.26%	6.95%
C000000077
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Equity Income Portfolio
Average Annual Return, Percent		14.48%	11.31%	10.64%
C000000090
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Focused Appreciation Portfolio
Average Annual Return, Percent		14.91%	14.89%	17.07%
C000000091
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Growth Stock Portfolio
Average Annual Return, Percent		19.40%	11.99%	14.80%
C000000081
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High Yield Bond Portfolio
Average Annual Return, Percent		8.49%	4.06%	5.95%
C000000089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index 400 Stock Portfolio
Average Annual Return, Percent		7.24%	8.85%	10.44%
C000000078
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index 500 Stock Portfolio
Average Annual Return, Percent		17.64%	14.19%	14.58%
C000050279
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Index 600 Stock Portfolio
Average Annual Return, Percent		5.78%	6.98%	9.48%
C000050276
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Inflation Managed Portfolio
Average Annual Return, Percent		6.51%	0.92%	2.82%
C000000087
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Equity Portfolio
Average Annual Return, Percent		38.35%	10.31%	6.65%
C000000086
Average Annual Return [Line Items]
Line Graph and Table Measure Name		International Growth Portfolio
Average Annual Return, Percent		18.70%	6.11%	9.07%
C000050277
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Blend Portfolio
Average Annual Return, Percent		14.34%	11.77%	11.98%
C000000075
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Cap Core Stock Portfolio
Average Annual Return, Percent		16.59%	12.70%	13.96%
C000050275
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Large Company Value Portfolio
Average Annual Return, Percent		14.58%	9.85%	9.48%
C000050282
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Long-Term U.S. Government Bond Portfolio
Average Annual Return, Percent		6.15%	(7.18%)	(0.19%)
C000000085
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid Cap Growth Stock Portfolio
Average Annual Return, Percent		8.32%	2.51%	7.81%
C000000088
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Mid Cap Value Portfolio
Average Annual Return, Percent		9.16%	8.96%	9.25%
C000050283
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Multi-Sector Bond Portfolio
Average Annual Return, Percent		10.00%	1.66%	4.56%
C000050278
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Research International Core Portfolio
Average Annual Return, Percent		22.98%	5.89%	7.81%
C000000082
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Select Bond Portfolio
Average Annual Return, Percent		7.45%	(0.19%)	2.25%
C000050281
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Short-Term Bond Portfolio
Average Annual Return, Percent		5.70%	2.20%	2.40%
C000000074
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Stock Portfolio
Average Annual Return, Percent		6.93%	1.29%	8.82%
C000000084
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Small Cap Value Portfolio
Average Annual Return, Percent		7.41%	6.22%	9.15%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
MSCI Emerging Markets Index - NDUEEGF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging Markets Index (Net)
Average Annual Return, Percent		33.57%	4.20%	8.42%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
MSCI All Country World (ex-US) Index - NDUEACWZ
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Index (Net)
Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI All Country World (ex-US) Index - NDUEACWZ
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Index (Net)
Average Annual Return, Percent		32.39%	7.91%	8.41%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg Global Aggregate Index - LEGATRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Aggregate Index
Average Annual Return, Percent		8.17%	(2.15%)	1.26%
MSCI All Country World (ex-US) Index - NDUEACWZ
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Index (Net)
Average Annual Return, Percent		32.39%	7.91%	8.41%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Active/Passive Aggressive Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Aggressive Portfolio Blended Composite Benchmark *
Average Annual Return, Percent	9.00%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%
Active/Passive Conservative Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Conservative Portfolio Blended Composite Benchmark *
Average Annual Return, Percent	5.03%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.00%
Active/Passive Very Aggressive Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Very Aggressive Portfolio Blended Composite Benchmark *
Average Annual Return, Percent	10.23%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent	3.15%
Active/Passive Moderate Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Moderate Portfolio Blended Composite Benchmark *
Average Annual Return, Percent		15.49%	7.35%	9.05%
Bloomberg US Aggregate Bond Index - LBUSTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Active/Passive Balanced Portfolio Blended Composite Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Active/Passive Balanced Portfolio Blended Composite Benchmark *
Average Annual Return, Percent		12.80%	5.39%	7.33%
S&P US 500 Total Return Index - SPTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	14.82%
Russell 1000 Value Index - RU10VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%	11.33%	10.53%
Russell 1000 Value Index - RU10VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%	11.33%	10.53%
Russell 1000 Growth Index - RU10GRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%	15.32%	18.13%
Russell 1000 Growth Index - RU10GRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%	15.32%	18.13%
Bloomberg US Corporate High Yield 2% Issuer Capped Index - LF89TRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent		8.62%	4.50%	6.52%
S&P US 400 Mid Cap Total Return Index - SPTRMDCP
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		7.50%	9.12%	10.72%
S&P US 600 Small Cap Total Return Index - SPTRSMCP
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		6.02%	7.31%	9.81%
Bloomberg US TIPS Index - LBUTTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Treasury Inflation Protected Securities (TIPS) Index
Average Annual Return, Percent		7.01%	1.12%	3.08%
MSCI All Country World (ex-US) Value Index - MGCUWXUN
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> All Country World (ex-US) Value Index (Net)
Average Annual Return, Percent		39.50%	11.87%	8.74%
MSCI EAFE Growth Index - NDUGEAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index (Net)
Average Annual Return, Percent		20.76%	4.43%	7.42%
Russell 1000 Value Index - RU10VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		15.91%	11.33%	10.53%
Bloomberg Long-Term U.S. Treasury Index - LUTLTRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Long-Term Treasury Index
Average Annual Return, Percent		5.59%	(7.23%)	0.02%
Russell MidCap Growth Index - RUMCGRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%	6.65%	12.49%
Russell MidCap Value Index - RUMCVATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell MidCap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%	9.83%	9.78%
PIMCO Blended Portfolio Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Portfolio Benchmark (as defined above)
Average Annual Return, Percent		9.49%	2.29%	4.54%
Bloomberg Credit Hedged USD Index - H04063US
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Credit Hedged USD Index
Average Annual Return, Percent		7.23%	1.03%	3.64%
MSCI EAFE Index - NDDUEAFE
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent		31.22%	8.92%	8.18%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index - LGC3TRUU
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 1-3 Year U.S. Government/ Credit Bond Index
Average Annual Return, Percent		5.35%	1.97%	2.09%
Russell 2000 Growth Index - RU20GRTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.01%	3.18%	9.57%
Russell 2000 Value Index - RU20VATR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		12.59%	8.88%	9.27%